Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non operating income expense [abstract]
Foreign exchange gains	CAD 5	CAD 46
Gain on debt prepayment options (Note 28(b))	51	113
Gain on sale of investments	9	34
Gain (loss) on debt repurchases (Note 18(a) and Note 18(b))	(216)	49
Provision for marketable securities		(3)
Total non operating expense	CAD (151)	CAD 239